UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5867

                     OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
                     ---------------------------------------

               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------

               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.

                             OppenheimerFunds, Inc.

            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31
                                                 -------

                    Date of reporting period: APRIL 30, 2005
                                              --------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                      COUPON       MATURITY             VALUE
--------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--102.8%
--------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--72.0%
$         20,000   Allegheny County Airport (Pittsburgh
                   International Airport)                              5.250%     01/01/2016    $      20,920
--------------------------------------------------------------------------------------------------------------
         130,000   Allegheny County HDA (Catholic Health East)         5.375      11/15/2022          134,806
--------------------------------------------------------------------------------------------------------------
       3,150,000   Allegheny County HDA (Ohio Valley General
                   Hospital)                                           5.125      04/01/2035        3,151,575
--------------------------------------------------------------------------------------------------------------
          30,000   Allegheny County HDA (Presbyterian University
                   Hospital)                                           5.625      04/01/2027           31,740
--------------------------------------------------------------------------------------------------------------
       1,500,000   Allegheny County HDA (The Covenant at South
                   Hills)                                              8.625      02/01/2021          976,890
--------------------------------------------------------------------------------------------------------------
         180,000   Allegheny County HDA (The Covenant at South
                   Hills)                                              8.750      02/01/2031          116,912
--------------------------------------------------------------------------------------------------------------
         100,000   Allegheny County HDA (University of Pittsburgh
                   Medical Center)                                     5.350      12/01/2017          103,261
--------------------------------------------------------------------------------------------------------------
         420,000   Allegheny County HDA (West Penn Allegheny
                   Health System)                                      9.250      11/15/2015          496,381
--------------------------------------------------------------------------------------------------------------
       1,625,000   Allegheny County HDA (West Penn Allegheny
                   Health System)                                      9.250      11/15/2022        1,920,523
--------------------------------------------------------------------------------------------------------------
      12,640,000   Allegheny County HDA (West Penn Allegheny
                   Health System)                                      9.250      11/15/2030       14,938,710
--------------------------------------------------------------------------------------------------------------
         350,000   Allegheny County HDA RITES 1                       16.383 2    11/15/2030          569,611
--------------------------------------------------------------------------------------------------------------
       1,900,000   Allegheny County HDA RITES 1                       16.383 2    11/15/2030        3,092,174
--------------------------------------------------------------------------------------------------------------
         300,000   Allegheny County HEBA (Carnegie Mellon
                   University)                                         5.450      03/01/2027          302,061
--------------------------------------------------------------------------------------------------------------
       2,020,000   Allegheny County HEBA (Chatham College)             5.750      11/15/2028        2,140,210
--------------------------------------------------------------------------------------------------------------
       7,945,000   Allegheny County HEBA (Chatham College)             5.750      11/15/2035        8,381,816
--------------------------------------------------------------------------------------------------------------
       1,000,000   Allegheny County HEBA (Chatham College)             5.850      03/01/2022        1,051,900
--------------------------------------------------------------------------------------------------------------
       1,000,000   Allegheny County HEBA (Chatham College)             5.950      03/01/2032        1,041,100
--------------------------------------------------------------------------------------------------------------
          20,000   Allegheny County HEBA (Robert Morris College)       6.200      02/15/2010           20,754
--------------------------------------------------------------------------------------------------------------
       2,260,000   Allegheny County HEBA (Robert Morris College)       6.250      02/15/2026        2,353,654
--------------------------------------------------------------------------------------------------------------
          60,000   Allegheny County HEBA (Thiel College)               5.375      11/15/2029           61,379
--------------------------------------------------------------------------------------------------------------
       1,775,000   Allegheny County IDA (Airport Special
                   Facilities/U S Airways) 1,3,4                       8.875      03/01/2021           53,250
--------------------------------------------------------------------------------------------------------------
          10,000   Allegheny County IDA (Coltec Industries)            7.250      06/01/2008            9,853
--------------------------------------------------------------------------------------------------------------
       1,145,000   Allegheny County IDA (Residential Resources)        5.700      09/01/2012        1,184,228
--------------------------------------------------------------------------------------------------------------
       4,845,000   Allegheny County IDA (Residential Resources)        6.600      09/01/2031        5,097,425
--------------------------------------------------------------------------------------------------------------
          40,000   Allegheny County IDA (The Bradley Center)           6.400      05/01/2010           40,066
--------------------------------------------------------------------------------------------------------------
          10,000   Allegheny County IDA (USX Corp.)                    5.500      12/01/2029           10,360
--------------------------------------------------------------------------------------------------------------
         205,000   Allegheny County IDA (USX Corp.)                    5.600      09/01/2030          213,870
--------------------------------------------------------------------------------------------------------------
         105,000   Allegheny County IDA (USX Corp.)                    6.100      01/15/2018          111,063
--------------------------------------------------------------------------------------------------------------
          10,000   Allegheny County IDA (USX Corp.)                    6.100      07/15/2020           10,577
--------------------------------------------------------------------------------------------------------------
       3,520,000   Allegheny County IDA (USX Corp.)                    6.700      12/01/2020        3,626,304
--------------------------------------------------------------------------------------------------------------
       1,000,000   Allegheny County Redevel. Authority
                   (Pittsburgh Mills)                                  5.100      07/01/2014        1,043,400
--------------------------------------------------------------------------------------------------------------
       4,000,000   Allegheny County Redevel. Authority
                   (Pittsburgh Mills)                                  5.600      07/01/2023        4,186,840
--------------------------------------------------------------------------------------------------------------
          65,000   Allegheny County Redevel. Authority
                   (Robinson Mall)                                     6.875      11/01/2017           69,028
--------------------------------------------------------------------------------------------------------------
           5,000   Allegheny County Residential Finance Authority      5.625      11/01/2023            5,024
--------------------------------------------------------------------------------------------------------------
          35,000   Allegheny County Residential Finance Authority      5.950      11/01/2024           37,055
--------------------------------------------------------------------------------------------------------------
          10,000   Allegheny County Residential Finance Authority      6.250      11/01/2016           10,358
--------------------------------------------------------------------------------------------------------------
       8,000,000   Allegheny County Residential Finance Authority      7.000      11/01/2017        8,582,560
--------------------------------------------------------------------------------------------------------------


1        |    OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                      COUPON       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
$         65,000   Allegheny County Residential Finance Authority      7.100%     05/01/2024    $      65,094
--------------------------------------------------------------------------------------------------------------
         485,000   Allegheny County Residential Finance Authority
                   (Single Family)                                     5.150      11/01/2016          501,199
--------------------------------------------------------------------------------------------------------------
       8,000,000   Allegheny County Sanitation Authority 5             5.000      12/01/2030        8,467,120
--------------------------------------------------------------------------------------------------------------
          25,000   Allegheny County Sanitation Authority               6.250      12/01/2014           25,549
--------------------------------------------------------------------------------------------------------------
       2,775,000   Allentown Area Hospital Authority (Sacred
                   Heart Health Care System)                           6.750      11/15/2014        2,917,080
--------------------------------------------------------------------------------------------------------------
       3,290,000   Allentown Area Hospital Authority (Sacred
                   Heart Health Care System)                           6.750      11/15/2015        3,458,448
--------------------------------------------------------------------------------------------------------------
       9,010,000   Beaver County IDA (Cleveland Electric
                   Illuminating Company)                               7.625      05/01/2025        9,217,681
--------------------------------------------------------------------------------------------------------------
       2,100,000   Beaver County IDA (Cleveland Electric
                   Illuminating Company)                               7.750      07/15/2025        2,165,919
--------------------------------------------------------------------------------------------------------------
         740,000   Beaver County IDA (Cleveland Electric
                   Illuminating Company)                               7.750      07/15/2025          761,356
--------------------------------------------------------------------------------------------------------------
         295,000   Beaver County IDA (J. Ray McDermott & Company)      6.800      02/01/2009          291,133
--------------------------------------------------------------------------------------------------------------
          85,000   Beaver County IDA (Ohio Edison Company)             5.450      09/15/2033           85,609
--------------------------------------------------------------------------------------------------------------
         125,000   Beaver County IDA (PA Power Company)                5.375      06/01/2028          129,943
--------------------------------------------------------------------------------------------------------------
          65,000   Beaver County IDA (PA Power Company)                5.450      09/15/2028           65,465
--------------------------------------------------------------------------------------------------------------
         130,000   Beaver County IDA (St. Joe Minerals Corp.)          6.000      05/01/2007          133,874
--------------------------------------------------------------------------------------------------------------
       8,250,000   Beaver County IDA (Toledo Edison Company)           7.625      05/01/2020        8,438,595
--------------------------------------------------------------------------------------------------------------
       2,180,000   Beaver County IDA (Toledo Edison Company)           7.750      05/01/2020        2,283,223
--------------------------------------------------------------------------------------------------------------
          35,000   Beaver County IDA (Toledo Edison Company)           7.750      05/01/2020           36,657
--------------------------------------------------------------------------------------------------------------
          50,000   Bedford County IDA (Brown Group)                    7.125      02/01/2009           49,997
--------------------------------------------------------------------------------------------------------------
         375,000   Blair County IDA (The Village at Penn State
                   Retirement Community)                               6.050      01/01/2034          375,848
--------------------------------------------------------------------------------------------------------------
       1,235,000   Blair County IDA (Village of PA State)              6.900      01/01/2022        1,311,953
--------------------------------------------------------------------------------------------------------------
       6,835,000   Blair County IDA (Village of PA State)              7.000      01/01/2034        7,220,767
--------------------------------------------------------------------------------------------------------------
         140,000   Bradford County IDA (International Paper
                   Company)                                            5.900      12/01/2019          143,051
--------------------------------------------------------------------------------------------------------------
         500,000   Brighton Township Municipal Authority               5.100      07/15/2022          504,060
--------------------------------------------------------------------------------------------------------------
         800,000   Bucks County IDA (Chandler Hall Health Care
                   Facility)                                           6.300      05/01/2029          807,496
--------------------------------------------------------------------------------------------------------------
         240,000   Bucks County IDA (PA Suburban Water Company)        5.550      09/01/2032          255,245
--------------------------------------------------------------------------------------------------------------
       1,000,000   Bucks County IDA (Pennswood Village)                6.000      10/01/2027        1,055,910
--------------------------------------------------------------------------------------------------------------
       2,000,000   Bucks County IDA RITES 1                           12.455 2    09/01/2032        2,508,120
--------------------------------------------------------------------------------------------------------------
          30,000   Bucks County Redevel. Authority (Warminster
                   Heights)                                            6.800      08/01/2012           30,230
--------------------------------------------------------------------------------------------------------------
          20,000   Butler County Hospital Authority (Butler
                   Memorial Hospital)                                  5.250      07/01/2016           20,071
--------------------------------------------------------------------------------------------------------------
         480,000   Butler County IDA (Greenview Gardens
                   Apartments)                                         6.000      07/01/2023          469,829
--------------------------------------------------------------------------------------------------------------
         880,000   Butler County IDA (Greenview Gardens
                   Apartments)                                         6.250      07/01/2033          857,736
--------------------------------------------------------------------------------------------------------------
          10,000   Cambria County IDA (PA Electric Company)            6.050      11/01/2025           10,345
--------------------------------------------------------------------------------------------------------------
          95,000   Chester County H&EFA (Devereaux Foundation)         6.000      11/01/2019          100,880
--------------------------------------------------------------------------------------------------------------
          25,000   Chester County H&EFA (Immaculata College)           5.300      10/15/2011           25,025
--------------------------------------------------------------------------------------------------------------
       7,500,000   Chester County H&EFA (Jenners Pond)                 7.625      07/01/2034        8,167,050
--------------------------------------------------------------------------------------------------------------
       2,000,000   Chester County IDA (Collegium Charter School)       5.500      04/15/2031        2,125,300
--------------------------------------------------------------------------------------------------------------
       3,730,000   Columbia County Hospital Authority (Bloomsburg
                   Hospital Obligated Group)                           5.800      06/01/2019        3,407,019
--------------------------------------------------------------------------------------------------------------
          35,000   Conrad Weiser Area School District                  5.200      12/15/2010           35,914
--------------------------------------------------------------------------------------------------------------


2        |    OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                      COUPON       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
$      1,000,000   Conrad Weiser Area School District, Series AA       5.250%     12/15/2011    $   1,026,630
--------------------------------------------------------------------------------------------------------------
         750,000   Crawford County Hospital Authority (Wesbury
                   United Methodist Community)                         6.125      08/15/2019          775,058
--------------------------------------------------------------------------------------------------------------
         145,000   Cumberland County Municipal Authority
                   (Presbyterian Homes)                                6.000      12/01/2017          147,683
--------------------------------------------------------------------------------------------------------------
         340,000   Cumberland County Municipal Authority
                   (Presbyterian Homes)                                6.000      12/01/2026          347,381
--------------------------------------------------------------------------------------------------------------
         215,000   Cumberland County Municipal Authority
                   (Presbyterian Homes)                                6.000      12/01/2026          221,648
--------------------------------------------------------------------------------------------------------------
       6,000,000   Cumberland County Municipal Authority
                   (Wesley Affiliated Services)                        7.250      01/01/2035        6,392,160
--------------------------------------------------------------------------------------------------------------
          85,000   Dauphin County IDA (Jersey Central Power
                   & Light Company)                                    7.125      01/01/2009           85,162
--------------------------------------------------------------------------------------------------------------
          45,000   Delaware County Authority (Crozer-Chester
                   Medical Center)                                     5.300      12/15/2020           45,522
--------------------------------------------------------------------------------------------------------------
          95,000   Delaware County Authority
                   (MHSSPA/MAS/MHH/MHP/MCMC SPA
                   Obligated Group)                                    5.375      11/15/2023          100,340
--------------------------------------------------------------------------------------------------------------
       2,500,000   Delaware County Authority (Neumann College)         6.000      10/01/2031        2,632,275
--------------------------------------------------------------------------------------------------------------
          20,000   Delaware County Authority (Riddle Village)          7.000      06/01/2021           20,242
--------------------------------------------------------------------------------------------------------------
         750,000   Delaware County Authority (White Horse Village)     7.625      07/01/2030          811,718
--------------------------------------------------------------------------------------------------------------
          10,000   Delaware County IDA (American Ref-Fuel Company)     6.100      07/01/2013           10,508
--------------------------------------------------------------------------------------------------------------
          20,000   Delaware County IDA (American Ref-Fuel Company)     6.200      07/01/2019           20,872
--------------------------------------------------------------------------------------------------------------
          90,000   Delaware County IDA (Philadelphia Suburban
                   Water Company)                                      6.350      08/15/2025           92,642
--------------------------------------------------------------------------------------------------------------
         175,000   Delaware River Port Authority PA/NJ                 5.400      01/01/2015          181,347
--------------------------------------------------------------------------------------------------------------
       2,000,000   Delaware River Port Authority PA/NJ                 5.400      01/01/2016        2,072,540
--------------------------------------------------------------------------------------------------------------
       6,045,000   Delaware River Port Authority PA/NJ                 5.500      01/01/2026        6,270,720
--------------------------------------------------------------------------------------------------------------
         150,000   Erie County Hospital Authority (St. Mary's Home
                   of Erie)                                            6.000      08/15/2029          163,176
--------------------------------------------------------------------------------------------------------------
          15,000   Erie HEBA (Gannon University)                       8.375      06/01/2008           15,611
--------------------------------------------------------------------------------------------------------------
           5,000   Exeter Township Sewer Authority                     6.500      04/01/2008            5,064
--------------------------------------------------------------------------------------------------------------
          85,000   Falls Township Hospital Authority (Delaware
                   Valley Medical Center)                              7.000      08/01/2022           87,013
--------------------------------------------------------------------------------------------------------------
          55,000   Ferndale Area School District GO                    6.750      07/15/2009           55,173
--------------------------------------------------------------------------------------------------------------
          50,000   Horizon Hospital System Authority (Horizon
                   Hospital Systems)                                   6.350      05/15/2026           51,997
--------------------------------------------------------------------------------------------------------------
       1,000,000   Horsham Industrial & Commercial Devel.
                   Authority (GF/Pennsylvania Property)                8.375      09/01/2024          953,260
--------------------------------------------------------------------------------------------------------------
          30,000   Indiana County IDA Pollution Control (PSEG
                   Power LLC)                                          5.850      06/01/2027           31,577
--------------------------------------------------------------------------------------------------------------
         250,000   Jeannette Health Services Authority (Jeannette
                   District Memorial Hospital)                         6.000      11/01/2018          240,893
--------------------------------------------------------------------------------------------------------------
          25,000   Lancaster County Hospital Authority (Saint
                   Anne's Home for the Aged)                           6.500      04/01/2015           25,001
--------------------------------------------------------------------------------------------------------------
          15,000   Lancaster County IDA (Garden Spot Village)          7.600      05/01/2022           16,392
--------------------------------------------------------------------------------------------------------------
       2,300,000   Lancaster County IDA (Garden Spot Village)          7.625      05/01/2031        2,494,051
--------------------------------------------------------------------------------------------------------------
       1,000,000   Langhorne Manor Boro Higher Education
                   Authority (Lower Bucks Hospital)                    7.350      07/01/2022          997,730
--------------------------------------------------------------------------------------------------------------
       1,000,000   Langhorne Manor Boro Higher Education
                   Authority (Philadelphia Biblical University)        5.200      04/01/2020          996,980
--------------------------------------------------------------------------------------------------------------


3        |    OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                      COUPON       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
$        575,000   Langhorne Manor Boro Higher Education
                   Authority (Philadelphia Biblical University)        5.500%     04/01/2025    $     573,936
--------------------------------------------------------------------------------------------------------------
          10,000   Lawrence County IDA (Pennsylvania Power & Light)    5.400      09/15/2017           10,155
--------------------------------------------------------------------------------------------------------------
         105,000   Lawrence County IDA (Shenango Presbyterian Center)  7.000      11/15/2016          105,265
--------------------------------------------------------------------------------------------------------------
       5,085,000   Lawrence County IDA (Shenango Presbyterian Center)  7.500      11/15/2031        5,107,883
--------------------------------------------------------------------------------------------------------------
         450,000   Lebanon County Health Facilities Authority
                   (Pleasant View Retirement Community)                6.625      12/15/2029          450,972
--------------------------------------------------------------------------------------------------------------
       1,000,000   Lehigh County GPA (Bible Fellowship Church Home)    6.000      12/15/2023          977,240
--------------------------------------------------------------------------------------------------------------
       1,060,000   Lehigh County GPA (Bible Fellowship Church Home)    7.625      11/01/2021        1,157,743
--------------------------------------------------------------------------------------------------------------
         750,000   Lehigh County GPA (Bible Fellowship Church Home)    7.750      11/01/2033          811,313
--------------------------------------------------------------------------------------------------------------
         115,000   Lehigh County GPA (Cedar Crest College)             6.600      04/01/2010          117,274
--------------------------------------------------------------------------------------------------------------
         100,000   Lehigh County GPA (Cedar Crest College)             6.650      04/01/2017          103,924
--------------------------------------------------------------------------------------------------------------
          60,000   Lehigh County GPA (Cedar Crest College)             6.700      04/01/2026           62,479
--------------------------------------------------------------------------------------------------------------
       1,265,000   Lehigh County GPA (Kidspeace Obligated Group)       5.800      11/01/2012        1,369,261
--------------------------------------------------------------------------------------------------------------
       1,485,000   Lehigh County GPA (Kidspeace Obligated Group)       5.800      11/01/2012        1,448,038
--------------------------------------------------------------------------------------------------------------
       8,155,000   Lehigh County GPA (Kidspeace Obligated Group)       6.000      11/01/2018        7,920,218
--------------------------------------------------------------------------------------------------------------
       1,100,000   Lehigh County GPA (Kidspeace Obligated Group)       6.000      11/01/2023        1,050,379
--------------------------------------------------------------------------------------------------------------
          20,000   Lehigh County GPA (Kidspeace Obligated Group)       6.000      11/01/2023           21,322
--------------------------------------------------------------------------------------------------------------
         150,000   Lehigh County GPA (Lehigh Valley Health Network)    5.625      07/01/2025          153,549
--------------------------------------------------------------------------------------------------------------
          20,000   Lehigh County GPA (Lehigh Valley Health Network)    6.000      07/01/2025           20,445
--------------------------------------------------------------------------------------------------------------
         200,000   Lehigh County IDA (Lifepath)                        5.850      06/01/2008          197,996
--------------------------------------------------------------------------------------------------------------
       1,615,000   Lehigh County IDA (PA Power & Light Company)        5.500      02/15/2027        1,633,992
--------------------------------------------------------------------------------------------------------------
       1,355,000   Lehigh County IDA (PA Power & Light Company)        6.150      08/01/2029        1,392,493
--------------------------------------------------------------------------------------------------------------
         650,000   Lehigh Northampton Airport Authority (Lehigh
                   Valley International Airport)                       5.000      01/01/2021          677,554
--------------------------------------------------------------------------------------------------------------
         500,000   Lehigh Northampton Airport Authority (Lehigh
                   Valley International Airport)                       5.000      01/01/2023          518,805
--------------------------------------------------------------------------------------------------------------
          10,000   Lycoming County Authority (Muncy Valley Hospital)   5.500      11/15/2022           10,321
--------------------------------------------------------------------------------------------------------------
         975,000   Lycoming County Recreation Authority                5.000      12/15/2027          999,336
--------------------------------------------------------------------------------------------------------------
          55,000   McKean County Hospital Authority (Bradford
                   Hospital)                                           6.100      10/01/2020           56,135
--------------------------------------------------------------------------------------------------------------
         100,000   Mifflin County Hospital Authority (Lewiston
                   Hospital)                                           6.200      07/01/2030          111,454
--------------------------------------------------------------------------------------------------------------
          25,000   Montgomery County HEHA (Foulkeways at Gwynedd)      6.100      11/15/2008           25,242
--------------------------------------------------------------------------------------------------------------
         700,000   Montgomery County HEHA (Philadelphia Geriatric
                   Center)                                             7.375      12/01/2030          737,359
--------------------------------------------------------------------------------------------------------------
          20,000   Montgomery County HEHA (Waverly Heights)            6.000      01/01/2008           20,024
--------------------------------------------------------------------------------------------------------------
       1,345,000   Montgomery County IDA (ACTS/BPE Obligated Group)    5.875      11/15/2022        1,396,446
--------------------------------------------------------------------------------------------------------------
       1,750,000   Montgomery County IDA (Meadowood Corp.)             6.250      12/01/2017        1,670,305
--------------------------------------------------------------------------------------------------------------
          20,000   Montgomery County IDA (Meadowood Corp.)             7.400      12/01/2020           20,906
--------------------------------------------------------------------------------------------------------------
       2,500,000   Montgomery County IDA (Whitemarsh Continued Care)   6.250      02/01/2035        2,569,700
--------------------------------------------------------------------------------------------------------------
       3,840,000   Montgomery County IDA (Wordsworth Academy)          8.000      09/01/2024        3,844,608
--------------------------------------------------------------------------------------------------------------
          50,000   Moon IDA (Ellis School)                             5.650      03/01/2020           52,906


4        |    OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                      COUPON       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
$         55,000   Moon Township Municipal Authority                   5.500%     12/01/2019    $      55,823
--------------------------------------------------------------------------------------------------------------
         220,000   Muncy Boro Municipal Utility Authority              5.000      07/01/2020          224,563
--------------------------------------------------------------------------------------------------------------
          65,000   New Castle GO, Series B                             5.000      11/01/2018           65,626
--------------------------------------------------------------------------------------------------------------
       2,860,000   New Morgan IDA (Browning-Ferris Industries)         6.500      04/01/2019        2,860,086
--------------------------------------------------------------------------------------------------------------
          40,000   New Wilmington Municipal Authority
                   (Westminster College)                               5.300      03/01/2018           40,904
--------------------------------------------------------------------------------------------------------------
         810,000   North Penn HHEA (Maple Village)                     7.800      10/01/2024          813,127
--------------------------------------------------------------------------------------------------------------
       1,205,000   North Penn HHEA (Maple Village)                     8.000      10/01/2032        1,209,230
--------------------------------------------------------------------------------------------------------------
          10,000   Northampton County Higher Education Authority
                   (Moravian College)                                  6.200      07/01/2019           10,224
--------------------------------------------------------------------------------------------------------------
         190,000   Northampton County IDA (Metropolitan Edison
                   Company)                                            6.100      07/15/2021          194,993
--------------------------------------------------------------------------------------------------------------
         170,000   Northampton County IDA (Moravian Hall Square)       5.350      07/01/2010          173,533
--------------------------------------------------------------------------------------------------------------
         465,000   Northeastern PA Hospital & Education Authority
                   (Wilkes University)                                 5.625      10/01/2018          475,049
--------------------------------------------------------------------------------------------------------------
         830,000   Northumberland County IDA (Aqua Pennsylvania)       5.050      10/01/2039          856,220
--------------------------------------------------------------------------------------------------------------
         315,000   Northumberland County IDA (NHS Youth Services)      5.500      02/15/2033          329,288
--------------------------------------------------------------------------------------------------------------
          70,000   Northumberland County IDA (NHS Youth Services)      7.500      02/15/2029           70,209
--------------------------------------------------------------------------------------------------------------
       3,955,000   Northumberland County IDA (NHS Youth Services)      7.750      02/15/2029        3,983,911
--------------------------------------------------------------------------------------------------------------
          35,000   PA Convention Center Authority, Series A            6.750      09/01/2019           35,789
--------------------------------------------------------------------------------------------------------------
       1,400,000   PA Convention Center Authority, Series A            6.750      09/01/2019        1,457,400
--------------------------------------------------------------------------------------------------------------
       2,450,000   PA Convention Center Authority, Series A            6.750      09/01/2019        2,550,695
--------------------------------------------------------------------------------------------------------------
       9,000,000   PA EDFA (30th St. Garage)                           5.875      06/01/2033        9,623,340
--------------------------------------------------------------------------------------------------------------
         250,000   PA EDFA (Amtrak)                                    6.125      11/01/2021          259,778
--------------------------------------------------------------------------------------------------------------
       3,005,000   PA EDFA (Amtrak)                                    6.250      11/01/2031        3,134,215
--------------------------------------------------------------------------------------------------------------
         880,000   PA EDFA (Amtrak)                                    6.375      11/01/2041          914,426
--------------------------------------------------------------------------------------------------------------
       2,000,000   PA EDFA (Colver)                                    7.050      12/01/2010        2,046,940
--------------------------------------------------------------------------------------------------------------
       1,500,000   PA EDFA (Colver)                                    7.125      12/01/2015        1,535,295
--------------------------------------------------------------------------------------------------------------
       8,150,000   PA EDFA (Colver)                                    7.150      12/01/2018        8,344,785
--------------------------------------------------------------------------------------------------------------
      14,700,000   PA EDFA (National Gypsum Company)                   6.125      11/02/2027       15,698,865
--------------------------------------------------------------------------------------------------------------
       5,000,000   PA EDFA (National Gypsum Company)                   6.250      11/01/2027        5,386,750
--------------------------------------------------------------------------------------------------------------
       7,000,000   PA EDFA (Northampton Generating)                    6.400      01/01/2009        7,080,150
--------------------------------------------------------------------------------------------------------------
       4,950,000   PA EDFA (Northampton Generating)                    6.500      01/01/2013        4,993,461
--------------------------------------------------------------------------------------------------------------
       6,000,000   PA EDFA (Northampton Generating)                    6.600      01/01/2019        6,079,800
--------------------------------------------------------------------------------------------------------------
       4,310,000   PA EDFA (Northwestern Human Services)               5.250      06/01/2014        3,955,416
--------------------------------------------------------------------------------------------------------------
       3,000,000   PA EDFA (Northwestern Human Services)               5.250      06/01/2028        2,474,070
--------------------------------------------------------------------------------------------------------------
       3,000,000   PA EDFA (Reliant Energy)                            6.750      12/01/2036        3,235,530
--------------------------------------------------------------------------------------------------------------
       3,000,000   PA EDFA (Reliant Energy)                            6.750      12/01/2036        3,235,530
--------------------------------------------------------------------------------------------------------------
       5,000,000   PA EDFA (Reliant Energy) RITES                      9.989 2    12/01/2036        5,785,050
--------------------------------------------------------------------------------------------------------------
          40,000   PA HEFA (Allegheny General Hospital) 1              7.250      09/01/2017           39,261
--------------------------------------------------------------------------------------------------------------
       1,500,000   PA HEFA (CA University of PA Student Association)   6.750      09/01/2020        1,616,355
--------------------------------------------------------------------------------------------------------------
         110,000   PA HEFA (CA University of PA Student Association)   6.750      09/01/2032          115,787
--------------------------------------------------------------------------------------------------------------
          30,000   PA HEFA (CA University of PA Student Association)   6.800      09/01/2025           31,760
--------------------------------------------------------------------------------------------------------------
       1,450,000   PA HEFA (College of Science & Agriculture)          5.350      04/15/2028        1,452,987
--------------------------------------------------------------------------------------------------------------
       1,460,000   PA HEFA (Delaware Valley College of Science
                   and Agriculture)                                    5.650      04/15/2025        1,500,968
--------------------------------------------------------------------------------------------------------------
         815,000   PA HEFA (Delaware Valley College of Science
                   and Agriculture)                                    5.750      04/15/2029          839,238
--------------------------------------------------------------------------------------------------------------
       3,210,000   PA HEFA (Delaware Valley College of Science
                   and Agriculture)                                    5.800      04/15/2030        3,317,471
--------------------------------------------------------------------------------------------------------------


5        |    OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                      COUPON       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
$      3,385,000   PA HEFA (Delaware Valley College of Science
                   and Agriculture)                                    5.800%     04/15/2033    $   3,485,670
--------------------------------------------------------------------------------------------------------------
         170,000   PA HEFA (Delaware Valley College of Science
                   and Agriculture)                                    5.750      04/15/2034          174,650
--------------------------------------------------------------------------------------------------------------
       1,820,000   PA HEFA (Geneva College)                            5.375      04/01/2023        1,895,657
--------------------------------------------------------------------------------------------------------------
         860,000   PA HEFA (Geneva College)                            5.450      04/01/2018          905,184
--------------------------------------------------------------------------------------------------------------
       1,000,000   PA HEFA (Geneva College)                            6.125      04/01/2022        1,072,650
--------------------------------------------------------------------------------------------------------------
         735,000   PA HEFA (Lycoming College)                          5.250      11/01/2027          779,585
--------------------------------------------------------------------------------------------------------------
       2,200,000   PA HEFA (Philadelphia University)                   5.250      06/01/2032        2,213,156
--------------------------------------------------------------------------------------------------------------
         250,000   PA HEFA (Philadelphia University)                   6.000      06/01/2029          274,555
--------------------------------------------------------------------------------------------------------------
          10,000   PA HEFA (Philadelphia University)                   6.100      06/01/2030           11,028
--------------------------------------------------------------------------------------------------------------
       3,925,000   PA HEFA (St. Francis University)                    6.250      11/01/2018        4,288,534
--------------------------------------------------------------------------------------------------------------
          40,000   PA HEFA (St. Joseph University)                     5.875      07/15/2025           41,026
--------------------------------------------------------------------------------------------------------------
          35,000   PA HEFA (St. Joseph University)                     5.875      07/15/2025           35,898
--------------------------------------------------------------------------------------------------------------
           5,000   PA HEFA (Temple University)                         7.400      10/01/2010            5,018
--------------------------------------------------------------------------------------------------------------
          10,000   PA HEFA (University of PA Presbyterian
                   Medical Center)                                     5.875      01/01/2015           10,286
--------------------------------------------------------------------------------------------------------------
          25,000   PA HEFA (University of the Arts)                    5.750      03/15/2030           26,949
--------------------------------------------------------------------------------------------------------------
         750,000   PA HEFA (Widener University)                        5.000      07/15/2026          773,250
--------------------------------------------------------------------------------------------------------------
         110,000   PA HFA (Multifamily FHA Mtg.)                       8.200      07/01/2024          110,979
--------------------------------------------------------------------------------------------------------------
       2,500,000   PA HFA (Single Family Mtg.) RITES 1                10.664 2    10/01/2020        2,866,400
--------------------------------------------------------------------------------------------------------------
       2,500,000   PA HFA (Single Family Mtg.) RITES 1                10.864 2    10/01/2022        2,857,900
--------------------------------------------------------------------------------------------------------------
       2,000,000   PA HFA (Single Family Mtg.) RITES 1                11.344 2    04/01/2021        2,275,800
--------------------------------------------------------------------------------------------------------------
       2,850,000   PA HFA (Single Family Mtg.) RITES 1                11.664 2    10/01/2022        3,348,009
--------------------------------------------------------------------------------------------------------------
          35,000   PA HFA (Single Family Mtg.), Series 47              5.700      10/01/2016           35,803
--------------------------------------------------------------------------------------------------------------
       1,230,000   PA HFA (Single Family Mtg.), Series 47              5.700      10/01/2026        1,268,413
--------------------------------------------------------------------------------------------------------------
       2,640,000   PA HFA (Single Family Mtg.), Series 59A             5.750      10/01/2023        2,737,126
--------------------------------------------------------------------------------------------------------------
       2,450,000   PA HFA (Single Family Mtg.), Series 59A             5.800      10/01/2029        2,533,545
--------------------------------------------------------------------------------------------------------------
          55,000   PA HFA (Single Family Mtg.), Series 60A             5.850      10/01/2027           56,693
--------------------------------------------------------------------------------------------------------------
       9,180,000   PA HFA (Single Family Mtg.), Series 61A 5           5.450      10/01/2021        9,568,130
--------------------------------------------------------------------------------------------------------------
          85,000   PA HFA (Single Family Mtg.), Series 61A             5.500      04/01/2029           88,669
--------------------------------------------------------------------------------------------------------------
         195,000   PA HFA (Single Family Mtg.), Series 63A             0.000 6    04/01/2030           50,612
--------------------------------------------------------------------------------------------------------------
          35,000   PA HFA (Single Family Mtg.), Series 66A             5.650      04/01/2029           36,635
--------------------------------------------------------------------------------------------------------------
          85,000   PA HFA (Single Family Mtg.), Series 67A             5.900      10/01/2030           89,412
--------------------------------------------------------------------------------------------------------------
       4,740,000   PA HFA (Single Family Mtg.), Series 70A             5.800      04/01/2027        4,954,769
--------------------------------------------------------------------------------------------------------------
          75,000   PA HFA (Single Family)                              5.450      10/01/2032           77,710
--------------------------------------------------------------------------------------------------------------
       2,365,000   PA Infrastructure Investment Authority              5.625      09/01/2014        2,494,933
--------------------------------------------------------------------------------------------------------------
          35,000   Patterson Township Municipal Authority              5.250      04/15/2007           35,054
--------------------------------------------------------------------------------------------------------------
          10,000   Patterson Township Municipal Authority              5.500      04/15/2011           10,013
--------------------------------------------------------------------------------------------------------------
       2,000,000   Philadelphia Airport Authority for Industrial
                   Devel. RITES 1                                     11.657 2    07/01/2022        2,552,400
--------------------------------------------------------------------------------------------------------------
          40,000   Philadelphia Airport System, Series A               5.750      06/15/2010           40,926
--------------------------------------------------------------------------------------------------------------
         310,000   Philadelphia Airport System, Series A               6.000      06/15/2015          317,282
--------------------------------------------------------------------------------------------------------------
       1,570,000   Philadelphia Airport System, Series A               6.100      06/15/2025        1,607,052
--------------------------------------------------------------------------------------------------------------
          20,000   Philadelphia Airport System, Series B               5.400      06/15/2027           20,706
--------------------------------------------------------------------------------------------------------------
       1,470,000   Philadelphia Authority for Industrial Devel.
                   (Aero Philadelphia)                                 5.500      01/01/2024        1,449,141
--------------------------------------------------------------------------------------------------------------
         105,000   Philadelphia Authority for Industrial Devel.
                   (Philadelphia Airport)                              5.125      07/01/2028          107,612
--------------------------------------------------------------------------------------------------------------
          40,000   Philadelphia Authority for Industrial Devel.
                   (Philadelphia Airport)                              5.300      07/01/2017           42,173
--------------------------------------------------------------------------------------------------------------


6        |    OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                      COUPON       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
$      1,400,000   Philadelphia Authority for Industrial Devel.
                   Senior Living (Arbor House)                         6.100%     07/01/2033    $   1,364,048
--------------------------------------------------------------------------------------------------------------
       1,240,000   Philadelphia Authority for Industrial Devel.
                   Senior Living (Miriam and Robert M. Rieder House)   6.100      07/01/2033        1,208,157
--------------------------------------------------------------------------------------------------------------
       1,160,000   Philadelphia Authority for Industrial Devel.
                   Senior Living (Robert Saligman House)               6.100      07/01/2033        1,130,211
--------------------------------------------------------------------------------------------------------------
       1,780,000   Philadelphia Gas Works RITES 1                     10.844 2    08/01/2031        2,078,898
--------------------------------------------------------------------------------------------------------------
       2,000,000   Philadelphia Gas Works RITES 1                     11.580 2    08/01/2021        2,639,960
--------------------------------------------------------------------------------------------------------------
       1,210,000   Philadelphia H&HEFA (Centralized Comprehensive
                   Human Services)                                     7.250      01/01/2021        1,259,973
--------------------------------------------------------------------------------------------------------------
          60,000   Philadelphia H&HEFA (Frankford Hospital)            6.000      06/01/2023           60,193
--------------------------------------------------------------------------------------------------------------
       1,550,000   Philadelphia H&HEFA (Friends Hospital)              6.200      05/01/2011        1,552,914
--------------------------------------------------------------------------------------------------------------
       2,085,000   Philadelphia H&HEFA (Jeanes Health System)          6.600      07/01/2010        2,238,539
--------------------------------------------------------------------------------------------------------------
       6,500,000   Philadelphia H&HEFA (Jeanes Health System)          6.850      07/01/2022        6,649,500
--------------------------------------------------------------------------------------------------------------
         635,000   Philadelphia H&HEFA (Jeanes Hospital)               5.875      07/01/2017          659,149
--------------------------------------------------------------------------------------------------------------
       2,380,000   Philadelphia H&HEFA (Philadelphia Protestant
                   Home)                                               6.500      07/01/2027        2,389,972
--------------------------------------------------------------------------------------------------------------
          10,000   Philadelphia H&HEFA (Temple University
                   Hospital)                                           5.500      11/15/2027           10,556
--------------------------------------------------------------------------------------------------------------
          35,000   Philadelphia H&HEFA (Temple University
                   Hospital)                                           5.875      11/15/2023           35,377
--------------------------------------------------------------------------------------------------------------
          10,000   Philadelphia H&HEFA (Temple University
                   Hospital)                                           6.500      11/15/2008           10,784
--------------------------------------------------------------------------------------------------------------
       3,675,000   Philadelphia H&HEFA (Temple University
                   Hospital)                                           6.625      11/15/2023        3,741,885
--------------------------------------------------------------------------------------------------------------
       3,870,000   Philadelphia IDA (Air Cargo)                        7.500      01/01/2025        4,027,703
--------------------------------------------------------------------------------------------------------------
          75,000   Philadelphia IDA (Baker's Bay Nursing Home
                   Associates)                                         5.750      08/01/2023           75,890
--------------------------------------------------------------------------------------------------------------
       1,125,000   Philadelphia IDA (Baptist Home of Philadelphia)     5.500      11/15/2018        1,098,023
--------------------------------------------------------------------------------------------------------------
         293,000   Philadelphia IDA (Baptist Home of Philadelphia)     5.600      11/15/2028          273,425
--------------------------------------------------------------------------------------------------------------
         450,000   Philadelphia IDA (Cathedral Village)                6.750      04/01/2023          480,951
--------------------------------------------------------------------------------------------------------------
       1,000,000   Philadelphia IDA (Cathedral Village)                6.875      04/01/2034        1,060,280
--------------------------------------------------------------------------------------------------------------
       3,150,000   Philadelphia IDA (First Mtg.-CPAP)                  6.125      04/01/2019        2,489,855
--------------------------------------------------------------------------------------------------------------
       1,000,000   Philadelphia IDA (International Educational &
                   Community Project)                                  5.875      06/01/2022        1,081,690
--------------------------------------------------------------------------------------------------------------
          25,000   Philadelphia IDA (The Franklin Institute)           5.200      06/15/2018           25,359
--------------------------------------------------------------------------------------------------------------
       3,425,000   Philadelphia IDA RITES 1                           10.852 2    10/01/2026        4,261,454
--------------------------------------------------------------------------------------------------------------
         195,000   Philadelphia Redevel. Authority (Multifamily
                   Hsg.)                                               5.450      02/01/2023          200,359
--------------------------------------------------------------------------------------------------------------
       2,580,000   Philadelphia Redevel. Authority (Pavilion
                   Apartments)                                         6.000      10/01/2023        2,525,020
--------------------------------------------------------------------------------------------------------------
       4,100,000   Philadelphia Redevel. Authority (Pavilion
                   Apartments)                                         6.250      10/01/2032        3,997,459
--------------------------------------------------------------------------------------------------------------
       2,000,000   Philadelphia School District GO RITES 1            12.855 2    08/01/2022        3,153,280
--------------------------------------------------------------------------------------------------------------
       3,000,000   Philadelphia Water & Wastewater 5                   5.000      07/01/2035        3,147,420
--------------------------------------------------------------------------------------------------------------
         700,000   Philadelphia Water & Wastewater                     5.500      08/01/2014          718,746
--------------------------------------------------------------------------------------------------------------
          15,000   Philadelphia Water & Wastewater                     5.600      08/01/2018           15,397
--------------------------------------------------------------------------------------------------------------
          30,000   Pittsburgh Urban Redevel. Authority (Home
                   Improvement Loans), Series A                        5.650      08/01/2015           30,100
--------------------------------------------------------------------------------------------------------------
          20,000   Pittsburgh Urban Redevel. Authority (Oliver
                   Garage)                                             5.450      06/01/2028           21,111
--------------------------------------------------------------------------------------------------------------
          25,000   Pittsburgh Urban Redevel. Authority Mtg.,
                   Series A                                            5.650      10/01/2024           25,512
--------------------------------------------------------------------------------------------------------------
          25,000   Pittsburgh Urban Redevel. Authority Mtg.,
                   Series A                                            5.650      10/01/2024           25,610
--------------------------------------------------------------------------------------------------------------
          80,000   Pittsburgh Urban Redevel. Authority Mtg.,
                   Series A                                            6.050      10/01/2026           82,388
--------------------------------------------------------------------------------------------------------------
          40,000   Pittsburgh Urban Redevel. Authority Mtg.,
                   Series A                                            7.250      02/01/2024           40,051
--------------------------------------------------------------------------------------------------------------
          10,000   Pittsburgh Urban Redevel. Authority Mtg.,
                   Series C                                            5.700      04/01/2030           10,264
--------------------------------------------------------------------------------------------------------------
         480,000   Pittsburgh Urban Redevel. Authority Mtg.,
                   Series C                                            5.950      10/01/2029          498,816
--------------------------------------------------------------------------------------------------------------


7        |    OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                      COUPON       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
$         25,000   Pittsburgh Urban Redevel. Authority Mtg.,
                   Series C                                            7.125%     08/01/2013    $      25,026
--------------------------------------------------------------------------------------------------------------
       1,000,000   Pottsville Hospital Authority (Pottsville
                   Hospital & Warne Clinic)                            5.500      07/01/2018          972,540
--------------------------------------------------------------------------------------------------------------
       4,155,000   Pottsville Hospital Authority (Pottsville
                   Hospital & Warne Clinic)                            5.625      07/01/2024        3,958,095
--------------------------------------------------------------------------------------------------------------
       2,000,000   Sayre Health Care Facilities (Guthrie
                   Healthcare System)                                  7.125      12/01/2031        2,366,060
--------------------------------------------------------------------------------------------------------------
          10,000   Scranton Parking Authority                          7.000      09/15/2009           10,109
--------------------------------------------------------------------------------------------------------------
          30,000   Somerset County Hospital Authority (Somerset
                   Community Hospital)                                 5.375      03/01/2017           31,188
--------------------------------------------------------------------------------------------------------------
          75,000   Somerset Municipal Authority                        5.250      05/01/2017           75,143
--------------------------------------------------------------------------------------------------------------
       3,250,000   St. Mary Hospital Authority (Catholic Health
                   East)                                               5.375      11/15/2034        3,383,575
--------------------------------------------------------------------------------------------------------------
          95,000   St. Mary Hospital Authority (Catholic Health
                   Initiatives)                                        5.000      12/01/2028          103,139
--------------------------------------------------------------------------------------------------------------
          50,000   St. Mary Hospital Authority (Franciscan Health)     7.000      06/15/2015           51,660
--------------------------------------------------------------------------------------------------------------
       1,000,000   Susquehanna Area Regional Airport Authority
                   (Aero Harrisburg)                                   5.500      01/01/2024          915,260
--------------------------------------------------------------------------------------------------------------
         145,000   Warren County Hospital Authority
                   (Warren General Hospital)                           6.900      04/01/2011          148,908
--------------------------------------------------------------------------------------------------------------
       2,200,000   Warren County Hospital Authority
                   (Warren General Hospital)                           7.000      04/01/2019        2,259,290
--------------------------------------------------------------------------------------------------------------
       5,200,000   Washington County Authority (Capital Projects
                   & Equipment Program)                                6.150      12/01/2029        5,555,160
--------------------------------------------------------------------------------------------------------------
         750,000   Washington Township Municipal Authority             5.875      12/15/2023          773,580
--------------------------------------------------------------------------------------------------------------
       2,500,000   Washington Township Municipal Authority             6.000      12/15/2033        2,572,125
--------------------------------------------------------------------------------------------------------------
       1,000,000   West Cornwall Township Municipal Authority
                   (Elizabethtown College)                             6.000      12/15/2022        1,061,840
--------------------------------------------------------------------------------------------------------------
          25,000   West Cornwall Township Municipal Authority
                   (Elizabethtown College)                             6.000      12/15/2027           26,358
--------------------------------------------------------------------------------------------------------------
         300,000   West Shore Area Hospital Authority (Holy
                   Spirit Hospital)                                    6.250      01/01/2032          320,766
--------------------------------------------------------------------------------------------------------------
          25,000   Westmoreland County IDA (Redstone
                   Health Care Facilities)                             5.850      11/15/2029           24,755
--------------------------------------------------------------------------------------------------------------
          10,000   Westmoreland County IDA (Redstone
                   Health Care Facilities)                             5.900      11/15/2021            9,999
--------------------------------------------------------------------------------------------------------------
         500,000   Westmoreland County IDA (Redstone
                   Health Care Facilities)                             8.000      11/15/2023          551,895
--------------------------------------------------------------------------------------------------------------
           5,000   Westmoreland County IDA (Redstone
                   Health Care Facilities)                             8.125      11/15/2030            5,523
--------------------------------------------------------------------------------------------------------------
         220,000   Westmoreland County IDA (Westmoreland Hospital)     6.000      07/01/2022          221,120
--------------------------------------------------------------------------------------------------------------
          25,000   York County Hospital Authority (York Hospital)      5.500      07/01/2008           25,110
--------------------------------------------------------------------------------------------------------------
          10,000   York County IDA (PSEG Power)                        5.500      09/01/2020           10,544
--------------------------------------------------------------------------------------------------------------
          30,000   York Hsg. Corp. Mtg., Series A                      6.875      11/01/2009           30,043
                                                                                                --------------
                                                                                                  446,124,754

U.S. POSSESSIONS--30.8%
       1,000,000   Guam EDA (TASC)                                     5.400      05/15/2031          982,820
--------------------------------------------------------------------------------------------------------------
       3,350,000   Guam EDA (TASC)                                     5.500      05/15/2041        3,280,454
--------------------------------------------------------------------------------------------------------------
         710,000   Guam Power Authority, Series A                      5.250      10/01/2023          715,701
--------------------------------------------------------------------------------------------------------------
          60,000   Northern Mariana Islands, Series A                  6.000      06/01/2014           64,550
--------------------------------------------------------------------------------------------------------------
       1,410,000   Northern Mariana Islands, Series A                  6.600      03/15/2028        1,566,143
--------------------------------------------------------------------------------------------------------------
      10,100,000   Northern Mariana Islands, Series A                  6.750      10/01/2033       11,078,993
--------------------------------------------------------------------------------------------------------------
      40,900,000   Puerto Rico Children's Trust Fund (TASC)            5.375      05/15/2033       41,232,517
--------------------------------------------------------------------------------------------------------------


8        |    OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                      COUPON       MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
$     62,925,000   Puerto Rico Children's Trust Fund (TASC)            5.500%     05/15/2039    $  63,086,717
--------------------------------------------------------------------------------------------------------------
      32,965,000   Puerto Rico Children's Trust Fund (TASC)            5.625      05/15/2043       33,039,831
--------------------------------------------------------------------------------------------------------------
       2,500,000   Puerto Rico Electric Power Authority                5.000      07/01/2029        2,645,975
--------------------------------------------------------------------------------------------------------------
           5,000   Puerto Rico Infrastructure                          7.500      07/01/2009            5,138
--------------------------------------------------------------------------------------------------------------
          25,000   Puerto Rico ITEMECF (Ana G. Mendez University)      5.375      02/01/2019           26,002
--------------------------------------------------------------------------------------------------------------
         500,000   Puerto Rico ITEMECF (Ana G. Mendez University)      5.375      02/01/2029          515,135
--------------------------------------------------------------------------------------------------------------
      12,480,000   Puerto Rico Port Authority (American
                   Airlines), Series A                                 6.250      06/01/2026        9,216,480
--------------------------------------------------------------------------------------------------------------
         115,000   Puerto Rico Port Authority, Series D                7.000      07/01/2014          116,880
--------------------------------------------------------------------------------------------------------------
         100,000   University of Puerto Rico                           5.400      06/01/2009          101,737
--------------------------------------------------------------------------------------------------------------
       6,645,000   V.I. Government Refinery Facilities (Hovensa
                   Coker)                                              6.500      07/01/2021        7,549,451
--------------------------------------------------------------------------------------------------------------
       4,000,000   V.I. Public Finance Authority (Hovensa Coker)       6.500      07/01/2021        4,544,440
--------------------------------------------------------------------------------------------------------------
       5,000,000   V.I. Public Finance Authority (Hovensa
                   Refinery)                                           6.125      07/01/2022        5,487,350
--------------------------------------------------------------------------------------------------------------
       3,250,000   V.I. Public Finance Authority ROLs 1               10.427 2    10/01/2024        4,000,100
--------------------------------------------------------------------------------------------------------------
          45,000   V.I. Tobacco Settlement Financing Corp. (TASC)      5.000      05/15/2021           43,670
--------------------------------------------------------------------------------------------------------------
       2,025,000   V.I. Tobacco Settlement Financing Corp. (TASC)      5.000      05/15/2031        1,881,691
                                                                                                --------------
                                                                                                  191,181,775
--------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $592,152,009)--102.8%                                           637,306,529
--------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(2.8)                                                      (17,377,617)
                                                                                                --------------
NET ASSETS--100.0%                                                                              $ 619,928,912
                                                                                                ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of April 30, 2005 was $36,296,617, which represents 5.85% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes to Quarterly Statement of Investments.

3. Issue is in default. See accompanying Notes to Quarterly Statement of Investments.

4.    Non-income producing security.

5. When-issued security or forward commitment to be delivered and settled after April 30, 2005. See accompanying Notes to Quarterly Statement of Investments.

6.    Represents a zero coupon bond.


9        |    OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
SUMMARY OF RATINGS     APRIL 30, 2005/UNAUDITED
-------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                  PERCENT
--------------------------------------------------------------------------------
AAA                                                                       11.1%
AA                                                                         6.2
A                                                                          4.4
BBB                                                                       55.0
BB                                                                         5.4
B                                                                          4.6
CCC                                                                        1.5
Not Rated                                                                 11.8
                                                                         ------
TOTAL                                                                    100.0%
                                                                         ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS       Adult Communities Total Services
BPE        Brittany Pointe Estates
CPAP       Crime Prevention Association of Philadelphia
EDA        Economic Development Authority
EDFA       Economic Development Finance Authority
FHA        Federal Housing Agency
GO         General Obligation
GPA        General Purpose Authority
H&EFA      Health and Educational Facilities Authority
H&HEFA     Hospitals and Higher Education Facilities Authority
HDA        Hospital Development Authority
HEBA       Higher Education Building Authority
HEFA       Higher Education Facilities Authority
HEHA       Higher Education and Health Authority
HFA        Housing Finance Agency/Authority
HHEA       Health, Hospital and Education Authority
IDA        Industrial Development Agency
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAS        Mercy Adult Services
MCMCSPA    Mercy Catholic Medical Center of Southern Pennsylvania
MHH        Mercy Haverford Hospital
MHP        Mercy Health Plan
MHSSPA     Mercy Health System of Southeastern PA
PA/NJ      Pennsylvania/New Jersey
PSEG       Public Service Enterprise Group
RITES      Residual Interest Tax Exempt Security
ROLs       Residual Option Longs
TASC       Tobacco Settlement Asset-Backed Bonds
V.I.       United States Virgin Islands


10       |    OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

----------------------------------------------------
INDUSTRY CONCENTRATIONS     APRIL 30, 2005/UNAUDITED
----------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                        VALUE    PERCENT
--------------------------------------------------------------------------------
Tobacco Settlements                                      $143,547,700      22.5%
Hospital/Health Care                                       66,640,672      10.5
Adult Living Facilities                                    51,364,887       8.1
Higher Education                                           47,034,264       7.4
Electric Utilities                                         38,907,896       6.1
Not-for-Profit Organization                                36,822,436       5.8
Single Family Housing                                      34,057,654       5.3
Resource Recovery                                          32,971,897       5.2
Pollution Control                                          24,950,888       3.9
Manufacturing, Durable Goods                               24,006,298       3.8
Marine/Aviation Facilities                                 22,323,817       3.5
General Obligation                                         21,039,478       3.3
Sewer Utilities                                            15,111,068       2.4
Multifamily Housing                                        12,038,310       1.9
Parking Fee Revenue                                         9,654,560       1.5
Airlines                                                    9,269,730       1.5
Special Tax                                                 8,582,560       1.3
Sales Tax Revenue                                           8,049,122       1.2
Water Utilities                                             7,725,749       1.2
Special Assessment                                          5,230,240       0.8
Gas Utilities                                               4,718,858       0.7
Highways/Railways                                           4,489,766       0.7
Municipal Leases                                            4,261,454       0.7
Education                                                   3,295,810       0.5
Sports Facility Revenue                                       999,336       0.2
Paper, Containers & Packaging                                 143,051       0.0
Hotels, Restaurants & Leisure                                  69,028       0.0
                                                        ------------------------
Total                                                    $637,306,529     100.0%
                                                        ========================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $592,152,009
                                              =============

Gross unrealized appreciation                 $ 48,275,628
Gross unrealized depreciation                   (3,121,108)
                                              -------------
Net unrealized appreciation                   $ 45,154,520
                                              =============


11       |    OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Oppenheimer Pennsylvania Municipal Fund
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of April 30, 2005, the Fund had purchased $20,999,282 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $41,989,156 as of April 30, 2005. Including the effect of leverage, inverse floaters represent 14.83% of the Fund's total assets as of April 30, 2005.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2005, securities with an aggregate market value of $53,250, representing 0.01% of the Fund's net assets, were in default.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES. As of April 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


12        |    OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a)  Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. Oppenheimer Pennsylvania Municipal Fund

By:       /S/ JOHN V. MURPHY
          ----------------------------
          John V. Murphy
          Principal Executive Officer
Date:     June 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /S/ JOHN V. MURPHY
By:       ----------------------------
          John V. Murphy
          Principal Executive Officer
Date:     June 15, 2005

By:       /S/ BRIAN W. WIXTED
          ----------------------------
          Brian W. Wixted
          Chief Financial Officer
Date:     June 15, 2005